Shareholder Report, Average Annual Return (Details)	12 Months Ended	24 Months Ended	54 Months Ended	60 Months Ended	72 Months Ended	98 Months Ended	101 Months Ended
	Apr. 30, 2026	Apr. 30, 2026	Apr. 30, 2026	Apr. 30, 2026	Apr. 30, 2026	Apr. 30, 2026	Apr. 30, 2026
C000218707
Average Annual Return [Line Items]
Line Graph and Table Measure Name	PFG American Funds Conservative Income Strategy Fund
C000218708
Average Annual Return [Line Items]
Line Graph and Table Measure Name	PFG American Funds Growth Strategy Fund
C000192501
Average Annual Return [Line Items]
Line Graph and Table Measure Name	PFG BNY Mellon Diversifier Strategy Fund
C000218709
Average Annual Return [Line Items]
Line Graph and Table Measure Name	PFG BR Target Allocation Equity Strategy Fund
C000230899
Average Annual Return [Line Items]
Line Graph and Table Measure Name	PFG Fidelity Institutional AM Core Plus Bond Strategy Fund
C000218710
Average Annual Return [Line Items]
Line Graph and Table Measure Name	PFG Fidelity Institutional AM Equity Index Strategy Fund
C000218711
Average Annual Return [Line Items]
Line Graph and Table Measure Name	PFG Fidelity Institutional AM Equity Sector Strategy Fund
C000248139
Average Annual Return [Line Items]
Line Graph and Table Measure Name	PFG Global Equity Index Strategy Fund
C000230900
Average Annual Return [Line Items]
Line Graph and Table Measure Name	PFG Invesco Equity Factor Rotation Strategy Fund
C000230901
Average Annual Return [Line Items]
Line Graph and Table Measure Name	PFG Janus Henderson Balanced Strategy Fund
C000192505
Average Annual Return [Line Items]
Line Graph and Table Measure Name	PFG JP Morgan Tactical Aggressive Strategy Fund
C000192506
Average Annual Return [Line Items]
Line Graph and Table Measure Name	PFG JP Morgan Tactical Moderate Strategy Fund
C000192508
Average Annual Return [Line Items]
Line Graph and Table Measure Name	PFG Meeder Tactical Strategy Fund
C000192513
Average Annual Return [Line Items]
Line Graph and Table Measure Name	PFG MFS Aggressive Growth Strategy Fund
C000192503
Average Annual Return [Line Items]
Line Graph and Table Measure Name	PFG PIMCO Active Core Bond Strategy Fund
C000218712
Average Annual Return [Line Items]
Line Graph and Table Measure Name	PFG Janus Henderson Tactical Income Strategy Fund
C000248140
Average Annual Return [Line Items]
Line Graph and Table Measure Name	PFG US Equity Index Strategy Fund
Without Sales Load [Member] | C000218707
Average Annual Return [Line Items]
Average Annual Return, Percent	5.97%			1.45%	2.18%
Without Sales Load [Member] | C000218708
Average Annual Return [Line Items]
Average Annual Return, Percent	29.18%			7.40%	13.03%
Without Sales Load [Member] | C000192501
Average Annual Return [Line Items]
Average Annual Return, Percent	9.42%			1.57%			2.22%
Without Sales Load [Member] | C000218709
Average Annual Return [Line Items]
Average Annual Return, Percent	30.05%			8.59%	13.58%
Without Sales Load [Member] | C000230899
Average Annual Return [Line Items]
Average Annual Return, Percent	3.78%		(1.08%)
Without Sales Load [Member] | C000218710
Average Annual Return [Line Items]
Average Annual Return, Percent	29.86%			9.00%	14.28%
Without Sales Load [Member] | C000218711
Average Annual Return [Line Items]
Average Annual Return, Percent	34.68%			12.28%	15.92%
Without Sales Load [Member] | C000248139
Average Annual Return [Line Items]
Average Annual Return, Percent	29.28%	17.84%
Without Sales Load [Member] | C000230900
Average Annual Return [Line Items]
Average Annual Return, Percent	20.85%		2.53%
Without Sales Load [Member] | C000230901
Average Annual Return [Line Items]
Average Annual Return, Percent	16.24%		3.96%
Without Sales Load [Member] | C000192505
Average Annual Return [Line Items]
Average Annual Return, Percent	27.21%			8.35%			8.87%
Without Sales Load [Member] | C000192506
Average Annual Return [Line Items]
Average Annual Return, Percent	17.78%			4.88%		5.53%
Without Sales Load [Member] | C000192508
Average Annual Return [Line Items]
Average Annual Return, Percent	24.52%			6.62%			5.65%
Without Sales Load [Member] | C000192513
Average Annual Return [Line Items]
Average Annual Return, Percent	20.38%			6.05%			7.96%
Without Sales Load [Member] | C000192503
Average Annual Return [Line Items]
Average Annual Return, Percent	3.99%			(0.13%)			0.82%
Without Sales Load [Member] | C000218712
Average Annual Return [Line Items]
Average Annual Return, Percent	13.52%			3.59%	5.52%
Without Sales Load [Member] | C000248140
Average Annual Return [Line Items]
Average Annual Return, Percent	28.36%	17.82%
Morningstar Conservative Target Risk Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Conservative Target Risk Index
Average Annual Return, Percent	8.51%			2.14%	3.46%
Morningstar Aggressive Target Risk Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Aggressive Target Risk Index
Average Annual Return, Percent	26.26%			9.00%	14.87%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	4.06%			0.18%			1.69%
Morningstar Aggressive Target Risk Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Aggressive Target Risk Index
Average Annual Return, Percent	26.26%			9.00%	14.87%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	4.06%		(0.04%)
Morningstar Aggressive Target Risk Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Aggressive Target Risk Index
Average Annual Return, Percent	26.26%			9.00%	14.87%
Morningstar Aggressive Target Risk Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Aggressive Target Risk Index
Average Annual Return, Percent	26.26%			9.00%	14.87%
Morningstar Aggressive Target Risk Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Aggressive Target Risk Index
Average Annual Return, Percent	26.26%	18.88%
Morningstar Aggressive Target Risk Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Aggressive Target Risk Index
Average Annual Return, Percent	26.26%		8.76%
Morningstar Moderate Target Risk Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Moderate Target Risk Index
Average Annual Return, Percent	17.93%		5.59%
Morningstar Aggressive Target Risk Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Aggressive Target Risk Index
Average Annual Return, Percent	26.26%			9.00%			10.13%
Morningstar Moderate Target Risk Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Moderate Target Risk Index
Average Annual Return, Percent	17.93%			5.81%		7.29%
Morningstar Moderate Target Risk Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Moderate Target Risk Index
Average Annual Return, Percent	17.93%			5.81%			7.26%
Morningstar Aggressive Target Risk Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Aggressive Target Risk Index
Average Annual Return, Percent	26.26%			9.00%			10.13%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	4.06%			0.18%			1.69%
Morningstar Moderately Conservative Target Risk Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Moderately Conservative Target Risk Index
Average Annual Return, Percent	13.08%			4.15%	6.60%
Morningstar Aggressive Target Risk Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Aggressive Target Risk Index
Average Annual Return, Percent	26.26%	18.88%
Morningstar Moderately Aggressive Target Risk Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Moderately Aggressive Target Risk Index
Average Annual Return, Percent	22.65%			7.56%		8.85%